Long Term Debt (Details) $ / shares in Units, $ in Millions	Dec. 28, 2016 USD ($) item $ / shares shares	Dec. 31, 2016 $ / shares
Credit Facility
Loan agreement
Maximum credit facility	$ 40.0
Line of credit proceeds	$ 20.0
Number of additional tranches | item	2
Credit facility term	48 months
Interest-only payment period	18 months
Amortization period	30 months
Final payment fee (as a percent)	8.00%
Fixed interest rate (as a percent)	8.22%
Variable interest rate (as a percent)	0.53%
Debt discounts	$ 1.3
Debt issuance costs	0.3
Credit Facility-Tranche One
Loan agreement
Additional contingent borrowing capacity	10.0
Credit Facility-Tranche Two
Loan agreement
Additional contingent borrowing capacity	$ 10.0
Amortization period	24 months
Interest payment only extension period	6 months
Warrants in connection with loan agreement
Loan agreement
Warrant exercise price (in dollars per share) | $ / shares		$ 2.45
Warrants in connection with loan agreement | Credit Facility
Loan agreement
Securities that warrants may purchase (in shares) | shares	428,571
Warrant exercise price (in dollars per share) | $ / shares	$ 2.45
Warrant expiration period	10 years